Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Class A Common Stock Subject to Possible Redemption
Schedule of reconciliation of class A common stock subject to possible redemption

The Class A common stock subject to possible redemption reflected on the condensed balance sheet is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Amount allocated to Public Warrants	(6,727,500)
Class A common stock issuance costs	(10,110,406)
Plus:
Accretion of carrying value to redemption value	16,837,906
Class A common stock subject to possible redemption	$230,000,000

The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Amount allocated to Public Warrants	(6,727,500)
Class A common stock issuance costs	(10,110,406)
Plus:
Accretion of carrying value to redemption value	16,837,906
Class A common stock subject to possible redemption	$230,000,000